Schedule III Real Estate and Accumulated Depreciation and Depletion Part 2 (Details)	12 Months Ended
Dec. 31, 2020
Alachua, FL
Year of Construction	n/a
Date acquired	4/86
Depreciation Life Computed on	unit
Clayton, GA
Year of Construction	n/a
Date acquired	4/86
Depreciation Life Computed on	unit
Fayette, GA
Year of Construction	n/a
Date acquired	4/86
Depreciation Life Computed on	unit
Lake, FL
Year of Construction	n/a
Date acquired	4/86
Depreciation Life Computed on	unit
Lake, FL 2
Year of Construction	n/a
Date acquired	4/86
Depreciation Life Computed on	unit
Lake Louise, FL
Year of Construction	n/a
Date acquired	5/12
Depreciation Life Computed on	unit
Lee, FL
Year of Construction	n/a
Date acquired	4/86
Depreciation Life Computed on	unit
Monroe, GA
Year of Construction	n/a
Date acquired	4/86
Depreciation Life Computed on	unit
Muscogee, GA
Year of Construction	n/a
Date acquired	4/86
Depreciation Life Computed on	unit
Prince Wil, VA
Year of Construction	n/a
Date acquired	4/86
Depreciation Life Computed on	unit
Putnam, FL
Year of Construction	n/a
Date acquired	4/86
Depreciation Life Computed on	unit
Putnam, FL 2
Year of Construction	n/a
Date acquired	4/86
Depreciation Life Computed on	5 yr.
Spalding, GA
Year of Construction	n/a
Date acquired	4/86
Depreciation Life Computed on	n/a
Marion, FL
Year of Construction	n/a
Date acquired	4/86
Depreciation Life Computed on	unit
Investment Property
Year of Construction	n/a
Date acquired	4/86
Depreciation Life Computed on	n/a
Duval, FL
Year of Construction	n/a
Date acquired	4/86
Depreciation Life Computed on	25 yr.
Baltimore, MD 1
Year of Construction	1990
Date acquired	10/89
Depreciation Life Computed on	39 yr.
Harford, MD 1
Year of Construction	2019
Date acquired	2/19
Depreciation Life Computed on	32 yr.
Carroll, MD
Year of Construction	n/a
Date acquired	3/08
Depreciation Life Computed on	n/a
Baltimore City, MD 2
Year of Construction	2018
Date acquired	12/10
Depreciation Life Computed on	39 yr.
Harford, MD 2
Year of Construction	n/a
Date acquired	11/20
Depreciation Life Computed on	n/a
Wash DC 1
Year of Construction	n/a
Date acquired	4/86
Depreciation Life Computed on	15 yr.
Wash DC 2
Year of Construction	n/a
Date acquired	10/97
Depreciation Life Computed on	n/a
Dock 79
Year of Construction	2016
Date acquired	07/17
Depreciation Life Computed on	39 yr.